Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 39,480	$ 48,742
Average balance outstanding	50,445	51,801
Maximum month-end balance	$ 56,932	$ 55,642
Weighted-average rate at year-end	0.39%	0.16%
Weighted-average rate during the year	0.29%	0.14%